Note 19 - Income Taxes (Details) (USD $)	12 Months Ended						24 Months Ended			12 Months Ended							36 Months Ended		12 Months Ended	24 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Enterprise Qualifying As A "High and New Technology Enterprise" ("the HNTE") [Member] PRC [Member]	Dec. 31, 2013 "Software Enterprises" - Preferential Rate For Three Years [Member] PRC [Member]	Dec. 31, 2013 Standard EIT Rate [Member] PRC [Member]	Dec. 31, 2012 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Success” [Member]	Dec. 31, 2013 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Qicheng" [Member]	Dec. 31, 2013 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Shenzhen Shangtong" [Member]	Dec. 31, 2011 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Zhengning" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2013 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Software" [Member]	Dec. 31, 2013 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Meining" [Member]	Dec. 31, 2011 Transition Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2013 Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2013 Company and Its Subsidiaries Registered Outside the PRC, But Deemed a Resident Enterprise [Member] PRC [Member]	Dec. 31, 2013 Hong Kong [Member]	Dec. 31, 2013 PRC [Member]	Dec. 31, 2013 Dividends Paid By PRC Subsidiaries [Member]	Dec. 31, 2013 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2012 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2011 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2013 Company's Subsidiary Located in the PRC [Member]	Dec. 31, 2013 Company's VIEs and Its VIEs' Subsidiaries Located in The PRC [Member]
Note 19 - Income Taxes (Details) [Line Items]
Profit Tax																						16.50%
Enterprise Income Tax ("EIT")				15.00%	12.50%	25.00%	12.50%	12.50%	12.50%	12.00%	25.00%	24.00%	25.00%	24.00%	25.00%	24.00%	15.00%	15.00%	24.00%	15.00%			25.00%
Income Tax Calculation, "Deemed-Profit Method," Percentage of Gross Revenues	2.50%
Income Tax Rate																					25.00%
Dividends, Withholding Tax, Percentage																								10.00%
Retained Earnings (Accumulated Deficit) (in Dollars)	$ (20,875,337)	$ (12,302,209)																										$ (5,372,126)
Retained Earnings, Unappropriated (in Dollars)																													7,748,482
Deferred Tax Assets, Valuation Allowance (in Dollars)	13,188,179	9,662,474
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration (in Dollars)	42,500,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration (in Dollars)	16,400,000
Income Tax Expense, Amount Avoided (in Dollars)																									$ 31,910	$ 39,026	$ 2,155,424
Impact Of The Tax Holidays On Basic Net Income Per Ordinary Share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.02